Segmented information - Summary of geographical areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Property and equipment	$ 220	$ 316	$ 87
Other assets	177	114
Deposit and other	12	12
Assets	7,961	6,102
Canada [Member]
Statement [Line Items]
Property and equipment	208	299
Deposit and other	10	10
Assets	218	309
Other [Member]
Statement [Line Items]
Property and equipment	12	17
Other assets	177	114
Deposit and other	2	2
Assets	$ 191	$ 133